CERTANN

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

04007242

1-32046

American Stock Exchange
86 Trinity Place
New York, NY 10006

MAR 19 2004

March 19, 2004

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
MAR 19 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on March 16, 2004 The American Stock Exchange (the Exchange") received from Simulations Plus, Inc., (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $.001 per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl

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